Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of Detailed Information about Cash and Cash Equivalents	Cash and cash equivalents are comprised of the following:

	December 31
	2022	2023
Cash	$364.0	$366.8
Cash equivalents	10.5	3.6
	$374.5	$370.4

Disclosure of Risks from Financial Instruments	The local currency amounts have been converted to U.S. dollar equivalents using spot rates at December 31, 2023.

	Canadian dollar	Euro	Thai baht	Mexican peso
Cash and cash equivalents	$(0.2)	$15.6	$6.3	$1.4
A/R	0.2	55.6	0.1	—
Income taxes and value-added taxes receivable	—	0.7	1.4	64.3
Other financial assets	—	5.6	1.2	0.9
Pension and non-pension post-employment liabilities	(50.1)	(0.9)	(20.8)	(5.3)
Income taxes and value-added taxes payable	(2.5)	(0.8)	—	(12.7)
A/P and certain accrued and other liabilities and provisions	(69.7)	(46.9)	(53.3)	(22.1)
Net financial assets (liabilities)	$(122.3)	$28.9	$(65.1)	$26.5

Disclosure of Foreign Currency Risk Analysis
The financial impact of a one-percentage point strengthening or weakening of the following currencies against the U.S. dollar for our financial instruments denominated in such non-functional currencies is summarized in the following table as at December 31, 2023. The financial instruments impacted by a change in exchange rates include our exposures to the above financial assets or liabilities denominated in non-functional currencies and our foreign exchange forward contracts and swaps.

	Canadian dollar	Euro	Thai baht	Mexican peso
	Increase (decrease)
1% Strengthening
Net earnings	$(0.4)	$—	$(0.3)	$—
OCI	$1.2	$(0.2)	$1.1	$0.4
1% Weakening
Net earnings	$0.4	$—	$0.3	$—
OCI	$(1.2)	$0.2	$(1.1)	$(0.4)

Disclosure of Fair Value Measurement of Assets
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:
•    Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•    Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and
•    Level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

		December 31, 2022		December 31, 2023
	Note	Level 1	Level 2	Level 1	Level 2
Assets:
Interest rate swaps	9	$—	$18.7	$—	$13.2
Foreign currency forwards and swaps		—	18.9	—	15.8
TRS		—	—	—	40.6
		$—	$37.6	$—	$69.6

Liabilities:
Foreign currency forwards and swaps		—	(13.7)	—	(9.3)
		$—	$(13.7)	$—	$(9.3)

Disclosure of Fair Value Measurement of Liabilities
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:
•    Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•    Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and
•    Level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

		December 31, 2022		December 31, 2023
	Note	Level 1	Level 2	Level 1	Level 2
Assets:
Interest rate swaps	9	$—	$18.7	$—	$13.2
Foreign currency forwards and swaps		—	18.9	—	15.8
TRS		—	—	—	40.6
		$—	$37.6	$—	$69.6

Liabilities:
Foreign currency forwards and swaps		—	(13.7)	—	(9.3)
		$—	$(13.7)	$—	$(9.3)

Disclosure of Derivatives and Hedging Activities	At December 31, 2023 and December 31, 2022, we had foreign currency forwards and swaps to trade U.S. dollars in exchange for the following currencies:

As at December 31, 2023 Currency	Contract amount in U.S. dollars	Weighted average exchange rate in U.S. dollars (i)	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$202.1	0.75	12	$3.9
Thai baht	156.3	0.03	12	2.9
Malaysian ringgit	93.6	0.22	12	(1.5)
Mexican peso	86.9	0.06	12	1.8
British pound	2.7	1.26	4	(0.1)
Chinese renminbi	30.2	0.14	12	0.1
Euro	48.3	1.09	12	(1.4)
Romanian leu	42.2	0.22	12	0.9
Singapore dollar	29.4	0.75	12	0.3
Japanese yen	5.1	0.0069	4	(0.2)
Korean won	3.6	0.0008	4	(0.2)
Total (ii)	$700.4			$6.5

As at December 31, 2022 Currency	Contract amount in U.S. dollars	Weighted average exchange rate in U.S. dollars (i)	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$194.2	0.75	12	$(1.9)
Thai baht	138.0	0.03	12	6.8
Malaysian ringgit	127.8	0.22	12	1.3
Mexican peso	56.6	0.05	12	0.9
British pound	2.6	1.18	4	(0.2)
Chinese renminbi	45.7	0.15	12	0.4
Euro	46.2	1.04	8	(3.4)
Romanian leu	37.3	0.20	12	1.5
Singapore dollar	24.7	0.72	12	1.1
Japanese yen	6.8	0.0072	4	(0.6)
Korean won	4.8	0.0008	4	(0.7)
Total (ii)	$684.7			$5.2
(i)     Represents the U.S. dollar equivalent (not in millions) of one unit of the foreign currency, weighted based on the notional amounts of the underlying foreign currency forward and swap contracts outstanding at December 31, 2023 or December 31, 2022, as applicable.
(ii)    As of December 31, 2023, the fair value of outstanding foreign currency forward and swap contracts related to effective cash flow hedges where we applied hedge accounting was a gain of $6.1 (December 31, 2022 — gain of $6.6), and the fair value of outstanding foreign currency forward and swap contracts related to economic hedges where we recorded the changes in the fair values of such contracts through our consolidated statement of operations was a gain of $0.4 (December 31, 2022 — loss of $1.4).